Risk Management (Details 6) - BRL (R$) R$ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Liabilities
Borrowings and financing	R$ 28,142,645
Trade payables and contractors	456,215
Services payable	750,732	R$ 723,242
Public-Private Partnership – PPP	8,589,915
Program Contract Commitments	38,032
Total	37,977,539
Twenty Twenty Four [Member]
Liabilities
Borrowings and financing	4,242,785
Trade payables and contractors	456,215
Services payable	750,732
Public-Private Partnership – PPP	488,086
Program Contract Commitments	21,622
Total	5,959,440
Twenty Twenty Five [Member]
Liabilities
Borrowings and financing	3,793,478
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	449,838
Program Contract Commitments	1,215
Total	4,244,531
Twenty Twenty Six [Member]
Liabilities
Borrowings and financing	3,444,022
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	464,863
Program Contract Commitments	1,215
Total	3,910,100
Twenty Twenty Seven [Member]
Liabilities
Borrowings and financing	3,345,107
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	480,389
Program Contract Commitments	1,215
Total	3,826,711
Twenty Twenty Eight [Member]
Liabilities
Borrowings and financing	2,454,561
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	496,434
Program Contract Commitments	1,215
Total	2,952,210
Twenty Twenty Nine Onwards [Member]
Liabilities
Borrowings and financing	10,862,692
Trade payables and contractors
Services payable
Public-Private Partnership – PPP	6,210,305
Program Contract Commitments	11,550
Total	R$ 17,084,547